Impairment of Non-Financial Assets (Details) - Schedule of Impairment of Non-Financial Assets - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Impairment of Non-Financial Assets [Abstract]
Impairment of intangible assets	$ 25	$ 122	$ 1,647
Impairment of property and equipment	1,754	9	43
Impairment of assets from income from ordinary activities from contracts with customers	(17)	(54)
Total	$ 1,762	$ 77	$ 1,690